John Hancock High Yield Municipal Bond Fund Expense Example, No Redemption - Classes A C I and R6 [Member] - John Hancock High Yield Municipal Bond Fund - Class C	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 175
Expense Example, No Redemption, 3 Years	594
Expense Example, No Redemption, 5 Years	1,039
Expense Example, No Redemption, 10 Years	$ 2,081